UNAUDITED QUARTERLY FINANCIAL DATA (Schedule of condensed consolidated financial statements) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total	$ 10,290,626		$ 8,643,244		$ 19,467,735	$ 15,820,361		$ 35,727,199	$ 24,054,480
Operating expenses:
Direct costs	939,389		833,511		2,022,279	1,583,931		3,879,409	2,576,709
Payroll and benefits	6,983,804		5,622,468		13,930,426	10,892,831		23,819,327	15,990,702
Selling, general and administrative	1,519,835		1,194,704		3,039,605	2,718,658		5,836,235	4,822,130
Depreciation and amortization	415,547		478,270		832,785	960,982		1,905,354	2,030,226
Change in fair value of contingent consideration	(670,878)		(165,000)		(1,434,778)	200,000		3,754,221	55,000
Legal and professional	613,971		457,998		1,552,186	802,606		2,013,436	1,191,231
Total expenses	9,801,668		8,421,951		19,942,503	17,159,008		41,207,982	26,665,998
Loss from operations	488,958		221,293		(474,768)	(1,338,647)		(5,480,783)	(2,611,518)
Other expenses:
Loss on extinguishment of debt, net			1,012,973			955,610		2,988,779	3,311,198
Loss on the deconsolidation of Max Steel VIE									(1,484,591)
Change in fair value of warrants	35,000		65,000		95,000	(2,497,877)		(2,482,877)	(275,445)
Change in fair value of put rights						(71,106)		(71,106)	1,745,418
Acquisition costs						(22,907)		(22,907)	(93,042)
Interest expense	(125,348)		(169,837)		(274,737)	(335,031)		(785,209)	(2,133,660)
Total other expense, net	153,674		1,128,649		352,143	(2,622,247)		(944,164)	535,251
Loss before income taxes	635,408		1,349,942		(137,073)	(3,922,043)		(6,424,947)	(2,076,267)
Income tax benefit	7,224				14,448	(38,851)		37,356	(137,075)
Net loss	$ 612,008		$ 1,349,942		$ (180,473)	$ (3,922,043)		$ (6,462,303)	$ (1,939,192)
Loss per share:
Basic	$ 0.06		$ 0.17		$ (0.02)	$ (0.53)		$ (0.85)	$ (0.35)
Diluted	$ 0.04		$ 0.13		$ (0.09)	$ (0.53)		$ (0.85)	$ (0.58)
Weighted average number of shares outstanding:
Basic	9,498,266		7,664,000		9,113,252	7,456,360		7,614,774	5,619,969
Diluted	9,626,143		7,913,396		9,890,621	7,456,360		7,614,774	6,382,937
Total operating loss	$ 488,958		$ 221,293		$ (474,768)	$ (1,338,647)		$ (5,480,783)	$ (2,611,518)
Other expenses, net	279,022		1,298,486		626,880	(2,287,216)		(158,955)	2,668,911
Loss before income taxes	642,632		1,349,942		(122,625)	(3,960,894)		(6,424,947)	(2,076,267)
E P M [Member]
Revenues:
Total	10,290,626		8,643,244		19,467,735	15,820,361		35,705,305	23,946,680
Weighted average number of shares outstanding:
Total operating loss	2,217,043		1,556,171		2,731,850	402,295		(451,406)	19,743
C P D [Member]
Revenues:
Total								21,894	107,800
Weighted average number of shares outstanding:
Total operating loss	$ (1,728,085)		(1,334,878)		$ (3,206,618)	(1,740,942)		$ (5,029,377)	$ (2,631,261)
Previously Reported [Member]
Revenues:
Total		$ 9,399,432	8,643,244	$ 7,177,117		15,820,362	$ 25,219,793
Operating expenses:
Direct costs		991,708	833,511	829,151		1,583,931	2,578,295
Payroll and benefits		5,875,755	5,622,468	5,233,116		10,892,831	16,770,091
Selling, general and administrative		1,519,812	1,194,704	1,482,471		2,718,659	4,234,309
Depreciation and amortization		475,207	478,270	482,712		960,982	1,436,189
Change in fair value of contingent consideration
Legal and professional		498,661	457,998	344,607		802,606	1,301,267
Total expenses		9,361,143	8,586,951	8,372,057		16,959,009	26,320,151
Loss from operations		38,289	56,293	(1,194,940)		(1,138,647)	(1,100,358)
Other expenses:
Loss on extinguishment of debt, net		1,733,400	1,012,973	(57,363)		955,610	2,689,010
Loss on disposal of fixed assets			(48,461)			(48,461)	(48,461)
Loss on the deconsolidation of Max Steel VIE
Change in fair value of convertible notes and derivative liabilities		(223,923)	268,974	(871,449)		(602,475)	(826,398)
Change in fair value of warrants		(55,000)	65,000	(2,562,877)		(2,497,877)	(2,552,877)
Change in fair value of put rights				(71,106)		(71,106)	(71,106)
Change in fair value of contingent consideration		(1,110,000)	165,000	(365,000)		(200,000)	(1,310,000)
Acquisition costs				(22,907)		(22,907)	(22,907)
Interest expense		(241,115)	(169,837)	(165,194)		(335,031)	(576,146)
Total other expense, net		103,362	1,293,649	(4,115,896)		(2,822,247)	(2,718,885)
Loss before income taxes		141,651	1,349,942	(5,310,836)		(3,960,894)	(3,819,243)
Income tax benefit				38,851		38,851	38,851
Net loss		$ 141,651	$ 1,349,942	$ (5,271,985)		$ (3,922,043)	$ (3,780,392)
Loss per share:
Basic		$ 0.02	$ 0.17	$ (0.73)		$ (0.53)	$ (0.50)
Diluted		$ 0.02	$ 0.13	$ (0.73)		$ (0.53)	$ (0.50)
Weighted average number of shares outstanding:
Basic		7,740,085	7,664,000	7,267,297		7,456,360	7,551,974
Diluted		7,740,085	7,913,396	7,267,297		7,456,360	7,551,974
Previously Reported [Member] | Segment [Member]
Revenues:
Total		$ 9,399,432	$ 8,643,244	$ 7,177,117		$ 15,820,362	$ 25,219,793
Other expenses:
Interest expense		(241,115)	(169,837)	(165,194)		(335,031)	(576,146)
Weighted average number of shares outstanding:
Total operating loss		38,289	56,293	(1,194,940)		(1,138,647)	(1,100,358)
Other expenses, net		344,477	1,463,486	(3,950,702)		(2,487,216)	(2,142,739)
Loss before income taxes		141,651	1,349,942	(5,310,836)		(3,960,894)	(3,819,243)
Previously Reported [Member] | E P M [Member]
Revenues:
Total		9,399,432	8,643,244	7,177,117		15,820,362	25,219,793
Previously Reported [Member] | E P M [Member] | Segment [Member]
Revenues:
Total		9,399,432	8,643,244	7,177,117		15,820,362	25,219,793
Weighted average number of shares outstanding:
Total operating loss		1,617,658	1,391,171	(390,067)		602,295	1,820,984
Previously Reported [Member] | C P D [Member]
Revenues:
Total
Previously Reported [Member] | C P D [Member] | Segment [Member]
Revenues:
Total
Weighted average number of shares outstanding:
Total operating loss		(1,579,369)	(1,334,878)	(804,873)		(1,740,942)	(2,921,342)
Revision of Prior Period, Adjustment [Member]
Revenues:
Total
Operating expenses:
Direct costs
Payroll and benefits
Selling, general and administrative
Depreciation and amortization
Change in fair value of contingent consideration		1,110,000	(165,000)	365,000		200,000	1,310,000
Legal and professional
Total expenses		1,110,000	(165,000)	365,000		200,000	1,310,000
Loss from operations		(1,110,000)	165,000	(365,000)		(200,000)	(1,310,000)
Other expenses:
Loss on extinguishment of debt, net
Loss on disposal of fixed assets
Loss on the deconsolidation of Max Steel VIE
Change in fair value of convertible notes and derivative liabilities
Change in fair value of warrants
Change in fair value of put rights
Change in fair value of contingent consideration		1,110,000	(165,000)	365,000		200,000	1,310,000
Acquisition costs
Interest expense
Total other expense, net		1,110,000	(165,000)	365,000		200,000	1,310,000
Loss before income taxes
Income tax benefit
Net loss
Loss per share:
Basic
Diluted
Weighted average number of shares outstanding:
Basic
Diluted
Revision of Prior Period, Adjustment [Member] | Segment [Member]
Revenues:
Total
Other expenses:
Interest expense
Weighted average number of shares outstanding:
Total operating loss		(1,110,000)	165,000	(365,000)		(200,000)	(1,310,000)
Other expenses, net		1,110,000	(165,000)	365,000		200,000	1,310,000
Loss before income taxes
Revision of Prior Period, Adjustment [Member] | E P M [Member]
Revenues:
Total
Revision of Prior Period, Adjustment [Member] | E P M [Member] | Segment [Member]
Revenues:
Total
Weighted average number of shares outstanding:
Total operating loss		(1,110,000)	165,000	(365,000)		(200,000)	(1,310,000)
Revision of Prior Period, Adjustment [Member] | C P D [Member]
Revenues:
Total
Revision of Prior Period, Adjustment [Member] | C P D [Member] | Segment [Member]
Revenues:
Total
Weighted average number of shares outstanding:
Total operating loss
As Revised [Member]
Revenues:
Total		9,399,432	8,643,244	7,177,117		15,820,362	25,219,793
Operating expenses:
Direct costs		991,708	833,511	829,151		1,583,931	2,578,295
Payroll and benefits		5,875,755	5,622,468	5,233,116		10,892,831	16,770,091
Selling, general and administrative		1,519,812	1,194,704	1,482,471		2,718,659	4,234,309
Depreciation and amortization		475,207	478,270	482,712		960,982	1,436,189
Change in fair value of contingent consideration		1,110,000	(165,000)	365,000		200,000	1,310,000
Legal and professional		498,661	457,998	344,607		802,606	1,301,267
Total expenses		10,471,143	8,421,951	8,737,057		17,159,008	27,630,151
Loss from operations		(1,071,711)	221,293	(1,559,940)		(1,338,647)	(2,410,358)
Other expenses:
Loss on extinguishment of debt, net		1,733,400	1,012,973	(57,363)		955,610	2,689,010
Loss on disposal of fixed assets			(48,461)			(48,461)	(48,461)
Loss on the deconsolidation of Max Steel VIE
Change in fair value of convertible notes and derivative liabilities		(223,923)	268,974	(871,449)		(602,475)	(826,398)
Change in fair value of warrants		(55,000)	65,000	(2,562,877)		(2,497,877)	(2,552,877)
Change in fair value of put rights				(71,106)		(71,106)	(71,106)
Change in fair value of contingent consideration
Acquisition costs				(22,907)		(22,907)	(22,907)
Interest expense		(241,115)	(169,837)	(165,194)		(335,031)	(576,146)
Total other expense, net		1,213,362	1,128,649	(3,750,896)		(2,622,247)	(1,408,885)
Loss before income taxes		141,651	1,349,942	(5,310,836)		(3,960,894)	(3,819,243)
Income tax benefit				38,851		38,851	38,851
Net loss		$ 141,651	$ 1,349,942	$ (5,271,985)		$ (3,922,043)	$ (3,780,392)
Loss per share:
Basic		$ 0.02	$ 0.17	$ (0.73)		$ (0.53)	$ (0.50)
Diluted		$ 0.02	$ 0.13	$ (0.73)		$ (0.53)	$ (0.50)
Weighted average number of shares outstanding:
Basic		7,740,085	7,664,000	7,267,297		7,456,360	7,551,974
Diluted		7,740,085	7,913,396	7,267,297		7,456,360	7,551,974
As Revised [Member] | Segment [Member]
Revenues:
Total		$ 9,399,432	$ 8,643,244	$ 7,177,117		$ 15,820,362	$ 25,219,793
Other expenses:
Interest expense		(241,115)	(169,837)	(165,194)		(335,031)	(576,146)
Weighted average number of shares outstanding:
Total operating loss		(1,017,711)	221,293	(1,559,940)		(1,338,647)	(2,410,358)
Other expenses, net		1,454,477	1,298,486	(3,585,702)		(2,287,216)	(832,739)
Loss before income taxes		141,651	1,349,942	(5,310,836)		(3,960,894)	(3,819,243)
As Revised [Member] | E P M [Member]
Revenues:
Total		9,399,432	8,643,244	7,177,117		15,820,362	25,219,793
As Revised [Member] | E P M [Member] | Segment [Member]
Revenues:
Total		9,399,432	8,643,244	7,177,117		15,820,362	25,219,793
Weighted average number of shares outstanding:
Total operating loss		507,658	1,556,171	(755,067)		402,295	510,984
As Revised [Member] | C P D [Member]
Revenues:
Total
As Revised [Member] | C P D [Member] | Segment [Member]
Revenues:
Total
Weighted average number of shares outstanding:
Total operating loss		$ (1,579,369)	$ (1,334,878)	$ (804,873)		$ (1,740,942)	$ (2,921,342)